Other Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Other Transactions with Related Parties

Note 19. Other Transactions with Related Parties

We engage in arm’s length transactions with unconsolidated subsidiaries, associated companies and other related parties on commercial terms in their respective markets, considering the characteristics of the goods or services involved.

VEBA Trust

As of December 31, 2013, the VEBA Trust had a 41.5 percent beneficial ownership interest in the Company. Interest expense on the VEBA Trust Note totaled $433 million, $440 million and $432 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Fiat

Ownership Interest

As of December 31, 2013, Fiat had a 58.5 percent beneficial ownership interest in the Company. Through a series of transactions in 2011 and early 2012, which included our achievement of the three Class B Events described in our governance documents and Fiat’s exercise of its incremental equity call option in May 2011, Fiat increased its ownership interest in the Company from 20.0 percent to 58.5 percent.

In May 2011, and concurrent with the repayment of our U.S. Treasury and EDC credit facilities, Fiat exercised its incremental equity call option and acquired an additional 16 percent fully-diluted ownership interest in the Company through our issuance of 261,225 new Class A Membership Interests. We received the entire exercise price of $1,268 million in cash, increasing our contributed capital by the proceeds received. Refer to Note 12, Financial Liabilities, for information related to our refinancing transaction and the repayment of our U.S. Treasury and EDC credit facilities.

In January 2013, the 200,000 Class B Membership Interests held by Fiat automatically converted to 571,429 Class A Membership Interests in accordance with our governance documents. There were no dilutive effects of the conversion.

Refer to Note 25, Subsequent Events, for additional information regarding Fiat’s acquisition, through FNA, of the remaining equity interests in the Company from the VEBA Trust on January 21, 2014.

Fiat-Chrysler Alliance and Other Transactions

As part of the 363 Transaction, we also entered into a master industrial agreement with Fiat, or Master Industrial Agreement, which has significantly accelerated our efforts to revitalize and reshape our product portfolio through the manufacture of fuel-efficient vehicles utilizing Fiat technology, and has helped us benefit from the managerial experience Fiat leaders gained during Fiat’s own industrial recovery.

Pursuant to the Fiat-Chrysler Alliance, we established an industrial alliance through which we collaborate with Fiat on a number of fronts, including product and platform sharing and development, global distribution, procurement, information technology infrastructure and process improvement. The alliance is composed of various commercial arrangements entered into pursuant to our Master Industrial Agreement with Fiat.

As part of the Fiat-Chrysler Alliance, we manufacture certain Fiat-brand vehicles in Mexico, which are distributed throughout North America and sold to Fiat for distribution elsewhere in the world. In addition, Fiat manufactures certain Fiat brand vehicles for us, which we distribute in select markets. We are the exclusive distributor of Fiat brand vehicles and service parts throughout North America. We have also taken on the distribution of Fiat vehicles outside North America in those regions where our dealer networks are better established. Fiat is the general distributor of our vehicles and service parts in Europe and certain other markets outside of North America, where their dealer networks are better established.

In addition, as part of the Fiat-Chrysler Alliance, we have agreed to share access to certain platforms, vehicles, products and technology. We have also agreed to share costs with Fiat related to joint engineering and development activities and will reimburse each other based upon costs agreed to under the respective cost sharing arrangements. We have also entered into other transactions with Fiat for the purchase and supply of goods and services, including transactions in the ordinary course of business. We are obligated to make royalty payments to Fiat related to certain of the intellectual property that was contributed to us by Fiat. These royalty payments are calculated based on a percentage of the material cost of the vehicle, or portion of the vehicle or component, in which we utilize the Fiat intellectual property.

In May 2012, and pursuant to a 2011 definitive technology license agreement with Fiat, we recorded a $37 million license fee for Fiat’s use of intellectual property in the production of two vehicles. Production of one of the vehicles began during the three months ended March 31, 2013 and production of the second vehicle began during the three months ended September 30, 2013. We began amortizing the applicable portion of the seven year license fee when production launched for each of the vehicles. As of December 31, 2013, $33 million remained in Deferred Revenue in the accompanying Consolidated Balance Sheets.

In October 2012, we sold three 100 percent owned international dealerships to Fiat for approximately $24 million. Fiat received approximately $9 million of cash held by these entities. There was no gain or loss on this transaction. Upon settlement of the transaction in the fourth quarter of 2013, we recorded a payable of approximately $1 million due to Fiat.

In May 2013, we entered into a $120 million (non-cash) six-year capital lease with Fiat related to equipment and tooling used in the production of a vehicle.

In December 2013, we entered into an agreement with Fiat related to the production of a vehicle for which Fiat will incur, on our behalf, costs and expenses for the development, manufacture and procurement of equipment and tooling. As of December 31, 2013, we recognized $98 million of such costs and expenses associated with Chrysler unique tooling which has been recorded in Property, Plant and Equipment, net in the accompanying Consolidated Balance Sheets. We have also agreed to fund upfront common capital investments based on an allocation of total costs as a percentage of the committed contract volumes of supplied vehicles. The amounts, allocation, structure and timing for funding our upfront common capital investment is expected to be finalized in 2014.

The following summarizes our transactions with Fiat (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Sales of vehicles, parts and services provided to Fiat	$2,173	$2,689	$2,162
Purchases of vehicles, parts, services and tooling from Fiat	2,444	1,504	800
Amounts recognized in Property, Plant and Equipment, Net and Other Intangible Assets, Net	327	236	116
Reimbursements to Fiat recognized (1)	93	45	25
Reimbursements from Fiat recognized (1)	33	51	78
Royalty income from Fiat	8	—	—
Royalty fees incurred for intellectual property contributed by Fiat	2	3	2
Interest income on financial resources provided to Fiat	2	2	—
Interest expense on financial resources provided by Fiat	8	—	—

(1)	Includes reimbursements recognized for costs related to shared engineering and development activities performed under the product and platform sharing arrangements that are part of our industrial alliance.

Related Party Summary

U.S. Treasury

Effective July 21, 2011, the U.S. Treasury is no longer deemed a related party as a result of Fiat acquiring beneficial ownership of all the membership interests in us held by the U.S. Treasury.

Interest expense on financial resources provided by the U.S. Treasury totaled $229 million for the year ended December 31, 2011. Interest expense included PIK interest of $27 million for the year ended December 31, 2011, of which $17 million was capitalized as additional debt in accordance with the loan agreements. Refer to Note 12, Financial Liabilities, for additional information.

Amounts due from and to related parties as of December 31 were as follows (in millions of dollars):

	2013
	VEBA Trust	Fiat	Other	Total
Amounts due from related parties (included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets)	$—	$725	$13	$738

Amounts due to related parties (included in Accrued Expenses and Other Liabilities)	$215	$714	$4	$933
Financial liabilities to related parties (included in Financial Liabilities)	4,192 (1)	127	—	4,319

Total due to related parties	$4,407	$841	$4	$5,252

	2012
	VEBA Trust	Fiat	Other	Total
Amounts due from related parties (included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets)	$—	$500	$15	$515

Amounts due to related parties (included in Accrued Expenses and Other Liabilities)	$222	$558	$4	$784
Financial liabilities to related parties (included in Financial Liabilities)	4,288 (1)	—	5	4,293

Total due to related parties	$4,510	$558	$9	$5,077

(1)	Amounts are net of discounts of $523 million and $586 million as of December 31, 2013 and 2012, respectively. Refer to Note 12, Financial Liabilities, for additional information.

Amounts included in “Other” above relate to balances with related unconsolidated companies as a result of transactions in the ordinary course of business.